Acquisitions and Divestitures - Additional Information (Details) $ in Millions, $ in Millions				3 Months Ended					9 Months Ended
	Aug. 10, 2026 CAD ($)	May 11, 2026 CAD ($)	Nov. 01, 2025 CAD ($)	Jul. 31, 2026 CAD ($)	Apr. 30, 2026 CAD ($)	Apr. 30, 2026 USD ($)	Oct. 31, 2025 CAD ($)	Oct. 31, 2025 USD ($)	Jul. 31, 2026 CAD ($)	Jul. 31, 2026 USD ($)	May 11, 2026 USD ($)	Oct. 16, 2025 branch
Disclosure of detailed information about business combination [line items]
Adjusted contingent consideration				$ 198					$ 198
Increase in contingent liabilities recognised in business combination				63					86
Charge recognized on assets reclassified to held for sale, before tax				1,100
Charge recognized on assets reclassified to held for sale, after tax				1,000
U.S. Banking
Disclosure of detailed information about business combination [line items]
Loan portfolios, held for sale		$ 12,900									$ 9,200
Canadian P&C
Disclosure of detailed information about business combination [line items]
Loan portfolios, held for sale		$ 1,700
Disposal of major subsidiary | Moneris Solutions Corporation
Disclosure of detailed information about business combination [line items]
Expected cash consideration to be received in sale of jointly-owned corporation	$ 2,000
Ownership interest percentage expected to be sold	50.00%
Expected gain to be recorded in non-interest revenue, before tax	$ 620
Expected gain to be recorded in non-interest revenue, after tax	$ 600
Stonepeak Partners LP Newly Combined Entity
Disclosure of detailed information about business combination [line items]
Equity interest ownership percent		19.90%
First Citizens and Trust Company
Disclosure of detailed information about business combination [line items]
Number of branches to be sold | branch												138
Deposits held for sale				7,400					7,400	$ 5,300
Loans held for sale				$ 1,000					$ 1,000	$ 700
Percentage of net deposit premium												5.00%
Impairment loss recognised in profit or loss, intangible assets and goodwill					$ 17	$ 13	$ 102	$ 73
Burgundy Asset Management Ltd.
Disclosure of detailed information about business combination [line items]
Purchase price			$ 654
Cash transferred			61
Equity interests of acquirer			481
Contingent consideration recognised as of acquisition date			$ 112
Post-closing period for certain assets under management			18 months
Customer relationship intangible assets			$ 375
Goodwill			$ 319
Amortisation of intangible assets			12 years